Segment information - Segment reported EBITDA to segment operating income and segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of operating segments [line items]
Total investments	€ 8,787	€ 8,565	€ 7,778
Acquisitions of other intangible assets	2,940	2,385	1,895
Tangible assets	5,848	6,181	5,883
Current lease liabilities	1,496	1,339		€ 1,363
Current fixed assets payables	3,349	2,848	2,835
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	362	410	384
Current lease liabilities	118	110
Current fixed assets payables	60	72	58
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	218	254	275
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	313	348	316
Current lease liabilities	529	422
Current fixed assets payables	135	135	138
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 303	€ 336	€ 312